FEDERATED INCOME SECURITIES TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

NOVEMBER 10, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED INCOME SECURITIES TRUST (the “Registrant”)

Federated Short-Term Income Fund (the “Fund”)

Class R6 Shares

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Post-Effective Amendment No. 166 under the Securities Act of 1933 and Amendment No. 159 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Fund is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective January 13, 2017 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Class R6 Shares to the Fund.

This Fund may be marketed through banks, savings associations or credit unions.

If you have any questions on the enclosed material, please contact me at (724) 720-8829.

Very truly yours,

/s/ Maureen Ferguson

Maureen Ferguson

Paralegal Supervisor

Enclosures